Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Breakdown and Changes in Goodwill

Goodwill shows the following breakdown and changes during 2016 and 2017:

	As of December 31, 2015	Reclassification	Increase	Decrease	Impairments	Exchange differences	As of December 31, 2016
	(millions of euros)
Domestic	28,447	29	13				28,489
Core Domestic	28,035	29	13				28,077
International Wholesale	412						412
Brazil	907					216	1,123
Media	29	(29)					—
Other operations	—						—

Total	29,383	—	13	—	—	216	29,612

	As of December 31, 2016	Reclassification	Increase	Decrease	Impairments	Exchange differences	As of December 31, 2017
	(millions of euros)
Domestic	28,489						28,489
Core Domestic	28,077						28,077
International Wholesale	412						412
Brazil	1,123					(150)	973
Other operations	—						—

Total	29,612	—	—	—	—	(150)	29,462

Summary of Gross Carrying Amounts, Accumulated Impairment Losses (Details)

The gross carrying amounts of goodwill and the relative accumulated impairment losses from January 1, 2004 (date of allocation to the Cash Generating Units—CGUs) to December 31, 2017 and 2016 can be summarized as follows:

	As of December 31, 2017			As of December 31, 2016
	Gross carrying amount	Accumulated impairment losses	Net carrying amount	Gross carrying amount	Accumulated impairment losses	Net carrying amount
	(millions of euros)
Domestic	42,457	(13,968)	28,489	42,457	(13,968)	28,489
Core Domestic	42,045	(13,968)	28,077	42,045	(13,968)	28,077
International Wholesale	412	—	412	412	—	412
Brazil	1,204	(231)	973	1,389	(266)	1,123
Other operations	—	—	—	—	—	—

Total	43,661	(14,199)	29,462	43,846	(14,234)	29,612

Summary of Principal Parameters for Estimates of Value in Use (Details)

Principal parameters for the estimates of value in use

	Core Domestic	International Wholesale
	%	%
WACC	6.39	6.39
WACC before tax	8.52	8.31
Growth rate beyond the explicit period (g)	0.50	0.50
Capitalization rate (WACC -g )	8.02	7.81
Capex/Revenues, % perpetual	19.26	5.86

Summary of Differences Between Values in Use and Carrying Amounts (Details)

The difference between the recoverable amounts and the net carrying amounts of the main CGUs considered totaled:

	Core Domestic	International Wholesale	Brazil
(millions of euros)
Difference between values in use and carrying amounts	+4,465	+56	+2,552

Summary of Parameters that Make Value in Use Equal to Carrying Amount (Details)

Parameters that make the value in use equal to the carrying amount

	Core Domestic	International Wholesale	Brazil
	%	%	%
WACC before tax	9.26	8.70
Capitalization rate (WACC - g)	8.76	8.20
Capex/Revenues, % on TV	23.08	6.34
Percentage change in the stock market price			(32.00)